Related Parties - Schedule of Receivables (Payables) Related Party (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables	$ 57,309	$ 19,971
Related party payables	(1,313)	(500,677)
Wing Hong Pharmaceutical Limited [member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables	80	1,503
HongKong Profit Fields Group Limited [member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables		14,959
Fame overseas Supply Chain Limited [member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables	5,814	3,509
Billion Built International Limited [member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party receivables	51,415
Hangzhou Liku Electronic Commercial Co., Ltd [member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party payables		(42,338)
Mr. Lap Sun Wong [member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party payables	(115)	(457,145)
Mr. Zhifang Zhang [member]
Schedule of Receivables (Payables) Related Party [Line Items]
Related party payables	$ (1,198)	$ (1,194)